Risks (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks [Line Items]
Allowance for account receivables			$ 19	$ 26
Allowance for deposits and other receivables
Increase (decrease) interest risk rate	1.00%		1.00%
Interest rate other variables, percentage	1.00%		1.00%
Increased (decreased) amount	$ 1,202	$ 773	$ 541	275	287
Related Party [Member]
Risks [Line Items]
Allowance for deposits and other receivables			14	141
A SPAC I [Member]
Risks [Line Items]
Allowance for deposits and other receivables			17,818	$ 17,059	6,312
Deposits and Other Receivable [Member]
Risks [Line Items]
Allowance for deposits and other receivables	$ 14		$ 14		$ 115